Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY VP FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
Document Creation Date	dei_DocumentCreationDate	Aug. 04, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 04, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017